TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Significant components of provision for income taxes

Significant components of the provision for income taxes are as follows:

	December 31,	December 31,
	2019	2018

Current	$502,434	$712,829
Deferred	(48,710)	(107,401)
The provision for income taxes	$453,724	$605,428

Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0%)	(10.0%)	(10.0%)
Preferential Blue Hat Pingxiang tax rate reduction	(12.5%)	(8.0%)	0.0%
Permanent difference	2.3%	0.1%	0.7%
Effective tax rate	4.8%	7.1%	15.7%

Significant components of deferred tax assets	Significant components of deferred tax assets were as follows:
	December 31,	December 31,
	2019	2018

Allowance for doubtful accounts	$182,234	$135,999

Schedule of Taxes payable

Taxes payable consisted of the following:

	December 31,	December 31,
	2019	2018

VAT taxes payable	$2,507,683	$1,314,320
Income taxes payable	833,476	514,349
Other taxes payable	183,994	113,101
Totals	$3,525,153	$1,941,770